Financial instruments - Maturity of Non-Derivative Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 137,973
Contractual cash flows	152,098
Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Carrying value	59,250
Contractual cash flows	62,041
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying value	66,546
Contractual cash flows	66,546
Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying value	5,067
Contractual cash flows	16,246
Leases
Disclosure of detailed information about financial instruments [line items]
Carrying value	7,110
Contractual cash flows	7,265
Up to 12 months
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	126,510
Up to 12 months | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	54,789
Up to 12 months | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	66,546
Up to 12 months | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	308
Up to 12 months | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	4,867
1 - 2 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	12,138
1 - 2 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	3,066
1 - 2 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
1 - 2 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	7,302
1 - 2 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	1,770
3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	12,798
3 - 5 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	4,186
3 - 5 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
3 - 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	7,984
3 - 5 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	628
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	652
More than 5 years | Loans and borrowings (including interest)
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
More than 5 years | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	0
More than 5 years | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	652
More than 5 years | Leases
Disclosure of detailed information about financial instruments [line items]
Contractual cash flows	$ 0